Equity (Details 6) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 24,884	$ 36,623	$ 19,875
Weighted average number of outstanding shares	13,022,289,244	13,044,201,261	13,044,201,261
Basic earnings per share	$ 1.91	$ 2.81	$ 1.52
Basic and diluted earnings per share	$ 3.82	$ 5.62	$ 3.04
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 14,221	$ 20,895	$ 11,339
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ 1.91	$ 2.81	$ 1.52
Basic and diluted earnings per share	$ 3.82	$ 5.62	$ 3.04
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 10,663	$ 15,728	$ 8,536
Weighted average number of outstanding shares	5,580,057,862	5,601,969,879	5,601,969,879
Basic earnings per share	$ 1.91	$ 2.81	$ 1.52
Basic and diluted earnings per share	$ 3.82	$ 5.62	$ 3.04